Cover Page	May 05, 2026
Cover Page
Entity Central Index Key	0001000228
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 05, 2026
Entity Registrant Name	Henry Schein, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	0-27078
Entity Tax Identification Number	11-3136595
Entity Address, Address Line One	135 Duryea Road
Entity Address, City or Town	Melville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11747
City Area Code	631
Local Phone Number	843-5500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	HSIC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false